Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 87,850	¥ 138,874	¥ 123,827
Total net investment income	93,922	424,097	305,327
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments	¥ 6,072	4,187	39,484
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments		¥ 281,036	¥ 142,016